Share-based Payments - Summary of Valuation Model Inputs used to Determine the Fair Value at the Grant Date (Details)	12 Months Ended
Jun. 30, 2018 AUD ($) $ / shares
17/07/2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	July 17, 2017
Expiry date	Jul. 17, 2022
Share price at grant date | $ / shares	$ 0.130
Exercise price	$ 0.196
Expected volatility	100.01%
Risk-free interest rate	2.37%
Fair value at grant date	$ 0.091
11/04/2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 11, 2018
Expiry date	Apr. 11, 2023
Share price at grant date | $ / shares	$ 0.200
Exercise price	$ 0.298
Expected volatility	101.43%
Risk-free interest rate	2.373%
Fair value at grant date	$ 0.141
26/06/2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 26, 2018
Expiry date	Jun. 26, 2023
Share price at grant date | $ / shares	$ 0.145
Exercise price	$ 0.228
Expected volatility	100.31%
Risk-free interest rate	2.303%
Fair value at grant date	$ 0.100